Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases
Schedule of amounts recognized in the balance sheet

	As at December 31,
	2019	2020
	RMB’000	RMB’000
Right‑of‑use assets (Note 12)
— Properties	181,997	120,941

Lease liabilities (Note 27)
— Non current	87,800	48,115
— Current	101,889	86,104
	189,689	134,219

Schedule of amounts recognized in the statement of profit or loss

	For the year ended
	December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Depreciation charge of right‑of‑use assets	76,958	86,688	97,924
Interest expenses (included in finance cost)	10,175	10,785	7,736
	87,133	97,473	105,660